Economic Activity - Disclosure of Acquisition Date Fair Value of Total Consideration Transferred for Dentegra Seguros Dentales, S.A. (Detail) - Dentegra Seguros Dentales, S.A. [Member]
S/ in Thousands, $ in Thousands
	Jul. 24, 2023 PEN (S/)	Jul. 24, 2023 MXN ($)	Feb. 01, 2023 PEN (S/)
Disclosure of Acquisition Date Fair Value of Total Consideration Transferred [Line Items]
Cash	S/ 64,304		S/ 64,304
Account payables to former shareholder	1,347	$ 6,356
Total consideration transferred	S/ 65,651